Schedule of Stock Option Activity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Number of options outstanding, balance	2,452,324	2,740,846
Weighted average exercise price, outstanding balance	$ 4.85	$ 4.89
Number of options outstanding, exercised	(323,529)
Weighted average exercise price, exercised	$ 0.17
Number of options outstanding, Forfeited	(14,178)	(216,953)
Weighted average exercise price, expired	$ 5.06	$ 4.92
Number of options outstanding, balance	2,114,617	2,452,324
Weighted average exercise price, outstanding balance	$ 5.57	$ 4.85
Weighted average remaining contractual term, outstanding	5 years 9 months 18 days	5 years 10 months 24 days
Number of options, exercisable	2,025,079	2,331,189
Weighted average exercise price, exerciseable	$ 5.51	$ 4.75
Weighted average remaining contractual term, exercisable	5 years 9 months 18 days	5 years 9 months 18 days
Number of options outstanding, Expired		(71,569)
Weighted average exercise price, forfeited		$ 6.03